Contingent Consideration Receivable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal date	Dec. 20, 2017
Contingent consideration, notice period	90 days
Contingent consideration receivables	$ 2,842	$ 151,775	$ 164,029
Topco Receivable
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Related party received payment from buyer	0	27,158
Related party receivables	$ 4,408	$ 4,455